FAIR VALUES - Level 3 Reconciliation (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 ARS ($)
Reconciliation of the financial instruments
Assets at beginning of period	$ 760,478,509
Disposals	(14,645)
Assets at end of period	696,867,297
Level 3 of fair value hierarchy [member]
Reconciliation of the financial instruments
Assets at beginning of period	208,948
Additions	86,273
Disposals	(14,645)
P/L	(46,976)
Assets at end of period	$ 233,600